Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 2,997,212		¥ 10,915,282	¥ 5,934,742	$ 470,328
Short-term investments	1,348,255		3,358,174		211,571
Accounts receivable, net	2,747,774		3,344,433		431,186
Licensed copyrights, net	931,189		1,035,339		146,124
Prepayments and other assets	3,266,523		3,515,855		512,589
Total current assets	11,524,117		22,290,424		1,808,386
Non-current assets:
Fixed assets, net	1,344,784		1,393,467		211,026
Long-term investments	3,035,155		3,202,828		476,282
Licensed copyrights, net	7,258,042		6,435,055		1,138,945
Produced content, net	10,951,078		6,556,084		1,718,463
Operating lease assets	907,297		1,001,857		142,375
Goodwill	3,888,346		3,888,346		610,166
Total non-current assets	30,948,048		25,895,005		4,856,424
Total assets	42,472,165		48,185,429		6,664,810
Current liabilities:
Customer advances and deferred revenue	3,484,509		3,444,917		546,795
Short-term loans	4,117,774		2,965,957		646,169
Long-term loans, current portion			909,034
Operating lease liabilities, current portion	171,541		201,307		26,919
Total current liabilities	22,476,470		24,854,578		3,527,048
Non-current liabilities:
Operating lease liabilities	625,737		767,676		98,192
Other non-current liabilities	260,931		210,167		40,946
Total non-current liabilities	14,322,582		13,886,553		2,247,527
Revenues	30,554,359	$ 4,794,645	29,707,215	28,993,658
Net loss	(6,108,533)	(958,563)	(7,007,153)	(10,276,739)
Net cash provided by operating activities	(5,951,847)	(933,973)	(5,411,071)	3,906,227
Net cash used for investing activities	1,262,350	198,091	159,296	(11,749,571)
Net cash provided by/(used for) financing activities	(2,959,455)	(464,403)	9,373,906	7,880,306
Variable Interest Entities
Current assets:
Cash and cash equivalents	950,267		855,749		149,118
Short-term investments	595,754		825,352		93,487
Accounts receivable, net	2,613,546		2,928,385		410,122
Licensed copyrights, net	669,672		764,904		105,086
Prepayments and other assets	3,027,691		2,968,839		475,111
Total current assets	7,856,930		8,343,229		1,232,924
Non-current assets:
Fixed assets, net	726,115		726,986		113,943
Long-term investments	1,987,678		2,217,776		311,910
Licensed copyrights, net	2,288,848		992,549		359,170
Produced content, net	10,425,514		6,129,754		1,635,991
Operating lease assets	697,965		755,309		109,526
Goodwill	2,412,989		2,412,989		378,651
Others	919,713		1,078,362		144,323
Total non-current assets	19,458,822		14,313,725		3,053,514
Total assets	27,315,752		22,656,954		4,286,438
Current liabilities:
Accounts payable	5,068,907		3,718,306		795,422
Customer advances and deferred revenue	3,370,582		3,407,352		528,918
Short-term loans	2,292,899		1,129,442		359,806
Long-term loans, current portion			909,034
Operating lease liabilities, current portion	108,059		101,866		16,957
Accrued expenses and other liabilities	3,101,273		2,861,963		486,657
Total current liabilities	13,941,720		12,127,963		2,187,760
Non-current liabilities:
Operating lease liabilities	579,844		637,381		90,990
Other non-current liabilities	339,238		511,314		53,234
Total non-current liabilities	919,082		1,148,695		144,224
Amounts due to the Company and its subsidiaries	20,835,196		16,558,843		3,269,497
Total liabilities	35,695,998		29,835,501		$ 5,601,481
Revenues	28,947,480	4,542,491	27,412,800	26,887,129
Net loss	(1,688,711)	(264,996)	(1,360,562)	(3,341,662)
Net cash provided by operating activities	160,904	25,249	980,975	2,494,045
Net cash used for investing activities	(540,018)	(84,741)	(625,675)	(3,409,845)
Net cash provided by/(used for) financing activities	¥ 515,423	$ 80,881	¥ (380,298)	¥ 1,180,387